COMPULSORY LOANS - Balances (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMPULSORY LOANS
Opening balance	R$ 485,756	R$ 493,118	R$ 501,134
Ingress of resources	7,263
Provision for Implantation of Shares	376,433
Debt charges	39,243	(10,433)	(5,020)
Interest payment	(2,282)	(2,873)	(5,367)
Restatement	140,696	5,944	2,371
Final balance	R$ 1,047,109	R$ 485,756	R$ 493,118